Report of Independent
Registered Public
Accounting Firm

To the Board of Trustees of
The Marsico Investment
Fund and Shareholders of
Marsico Focus Fund,
Marsico Growth Fund,
Marsico Midcap Growth
Focus Fund, Marsico
International Opportunities
Fund and Marsico Global
Fund

In planning and performing
our audits of the financial
statements of Marsico Focus
Fund, Marsico Growth Fund,
Marsico Midcap Growth
Focus Fund, Marsico
International Opportunities
Fund and Marsico Global
Fund (constituting The
Marsico Investment Fund,
hereafter collectively referred
to as the "Funds") as of and
for the year ended
September 30, 2024, in
accordance with the
standards of the Public
Company Accounting
Oversight Board (United
States) (PCAOB), we
considered the Funds'
internal control over
financial reporting, including
controls over safeguarding
securities, as a basis for
designing our auditing
procedures for the purpose
of expressing our opinion on
the financial statements and
to comply with the
requirements of Form N-
CEN, but not for the purpose
of expressing an opinion on
the effectiveness of the
Funds' internal control over
financial reporting.
Accordingly, we do not
express an opinion on the
effectiveness of the Funds'
internal control over
financial reporting.

The management of the
Funds is responsible for
establishing and maintaining
effective internal control over
financial reporting. In
fulfilling this responsibility,
estimates and judgments by
management are required to
assess the expected benefits
and related costs of controls.
A company's internal control
over financial reporting is a
process designed to provide
reasonable assurance
regarding the reliability of
financial reporting and the
preparation of financial
statements for external
purposes in accordance with
generally accepted
accounting principles. A
company's internal control
over financial reporting
includes those policies and
procedures that (1) pertain to
the maintenance of records
that, in reasonable detail,
accurately and fairly reflect
the transactions and
dispositions of the assets of
the company; (2) provide
reasonable assurance that
transactions are recorded as
necessary to permit
preparation of financial
statements in accordance
with generally accepted
accounting principles, and
that receipts and
expenditures of the company
are being made only in
accordance with
authorizations of
management and directors of
the company; and (3)
provide reasonable
assurance regarding
prevention or timely
detection of unauthorized
acquisition, use or
disposition of a company's
assets that could have a
material effect on the
financial statements.

Because of its inherent
limitations, internal control
over financial reporting may
not prevent or detect
misstatements. Also,
projections of any evaluation
of effectiveness to future
periods are subject to the risk
that controls may become
inadequate because of
changes in conditions, or
that the degree of
compliance with the policies
or procedures may
deteriorate.

A deficiency in internal
control over financial
reporting exists when the
design or operation of a
control does not allow
management or employees,
in the normal course of
performing their assigned
functions, to prevent or
detect misstatements on a
timely basis. A material
weakness is a deficiency, or a
combination of deficiencies,
in internal control over
financial reporting, such that
there is a reasonable
possibility that a material
misstatement of the
company's annual or interim
financial statements will not
be prevented or detected on a
timely basis.

Our consideration of the
Funds' internal control over
financial reporting was for
the limited purpose
described in the first
paragraph and would not
necessarily disclose all
deficiencies in internal
control over financial
reporting that might be
material weaknesses under
standards established by the
PCAOB. However, we noted
no deficiencies in the Funds'
internal control over
financial reporting and their
operations, including
controls over safeguarding
securities, that we consider
to be material weaknesses as
defined above as of
September 30, 2024.

This report is intended solely
for the information and use
of the Board of Trustees of
The Marsico Investment
Fund and the Securities and
Exchange Commission and is
not intended to be and
should not be used by
anyone other than these
specified parties.

/s/PricewaterhouseCoopers
LLP

Denver, Colorado
November 20, 2024